NONCONSOLIDATED AFFILIATES (Schedule of the Company's Direct or Indirect Ownership Interest in Principal Nonconsolidated Affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Investment in nonconsolidated affiliates	$ 3,320	$ 3,107	$ 2,974
Equity in earnings of nonconsolidated affiliates	$ 555	$ 394	$ 187
EQUATE Petrochemical Company K.S.C.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	42.50%	42.50%	42.50%
Investment in nonconsolidated affiliates	$ 131	$ 42
The Kuwait Olefins Company K.S.C.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	42.50%	42.50%	42.50%
The Kuwait Styrene Company KSC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	42.50%	42.50%	42.50%
Map Ta Phut Olefins Company
Schedule of Equity Method Investments [Line Items]
Ownership percentage	32.77%	32.77%	32.77%
Equity Method Investment, Ownership Percentage, Direct	20.27%
Equity Method Investment, Ownership Percentage, Indirect	12.50%
Sadara Chemical Company
Schedule of Equity Method Investments [Line Items]
Ownership percentage	35.00%	35.00%	35.00%
Siam Polyethylene Company Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%
Siam Polystyrene Company Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%
Siam Styrene Monomer Co, Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%
Siam Synthetic Latex Company Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%
Principal Nonconsolidated Affiliates
Schedule of Equity Method Investments [Line Items]
Investment in nonconsolidated affiliates	$ 2,876	$ 2,657
Equity in earnings of nonconsolidated affiliates	$ 561	$ 347	$ 241